Note 15 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017

Net income for purposes of calculating basic and diluted earnings per share	31,277	26,879	23,838
Weighted average shares outstanding	76,832	76,324	75,800
Dilutive effect of employee stock options	205	167	230
Dilutive effect of restricted and performance share units	754	621	485
Weighted average common and common equivalent shares outstanding	77,791	77,112	76,515
Earnings per share
Basic	0.41	0.35	0.31
Diluted	0.40	0.35	0.31